Lease Intangibles - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Below-market leases, net	$ 1,530,323	$ 1,698,086	$ 2,154,479
Weighted average [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years 7 months 6 days	3 years 9 months 18 days